SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
14.          SHARE BASED COMPENSATION

The Company amended its 2009 share incentive plan (the “Plan”) in July 2019. Under the Plan, the Company may grant options, restricted share awards (“RSA”), restricted share units (“RSU”) or share appreciation rights (“SAR”) to its officers, employees, directors and other eligible persons (collectively known as “Eligible Persons”) of up to 83,000,000 Class A ordinary shares. The Plan is administered by an authorized administrator appointed by the Board of Directors of the Company set forth in the Plan (the “Plan Administrator”).

The maximum number of shares which may be issued pursuant to all awards under the Plan will increase on January 1 of each of 2019, 2020, 2021 and 2022 by 5% of the total number of ordinary shares of all classes of the Company outstanding on that day immediately before such annual increase pursuant to the Plan. With effect on January 1, 2019, July 25, 2019 and January 1, 2020 the maximum number of shares which may be issued pursuant to all awards under the Plan increased to 100,129,938, 103,129,938 and 123,292,170 Class A ordinary shares.

During the year ended December 31, 2018 and 2019, the Company granted 26,500,000 options, 4,983,162 RSUs and 52,079 SARs, and 15,327,884 options, 6,249,313 RSUs and 82,722 SARs, respectively to the Eligible Persons. All options granted have a contractual term of ten years. The options vest according to the stated vesting period in the grantee’s option agreement. The RSUs and SARs generally vest 25% on the first anniversary year from the stated vesting commencement date and the remaining 75% will vest in 12 substantially equal quarterly instalments.

(a)	Option granted to Eligible Persons

The following table summarizes the Company’s employee share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		_$_	Years	_$_
Outstanding, January 1, 2017	17,946,980	3.05
Granted	1,915,000	14.19
Exercised	(7,288,275)	2.57
Forfeited	(920,192)	4.01
Outstanding, December 31, 2017	11,653,513	5.11	6.90	97,415
Vested and expected to vest at December 31, 2017	11,653,513	5.11
Exercisable as of December 31, 2017	7,136,252	3.02	6.28	73,599
Outstanding, January 1, 2018	11,653,513	5.11
Granted	26,500,000	15.00
Exercised	(2,117,647)	2.16
Forfeited	(328,984)	14.03
Outstanding, December 31, 2018	35,706,882	12.54	8.38	58,007
Vested and expected to vest at December 31, 2018	35,706,882	12.54
Exercisable as of December 31, 2018	8,748,351	5.25	6.03	56,918
Outstanding, January 1, 2019	35,706,882	12.54
Granted	15,327,884	15.00
Exercised	(3,736,976)	5.58
Forfeited	(109,236)	14.24
Outstanding, December 31, 2019	47,188,554	13.89	8.18	1,242,496
Vested and expected to vest at December 31, 2019	47,188,554	13.89
Exercisable as of December 31, 2019	19,664,736	12.35	7.35	548,035

The aggregate intrinsic value is calculated to be the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s ordinary shares.

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

	Granted in 2017	Granted in 2018	Granted in 2019

Risk-free interest rates	1.99% – 2.25%	2.75% – 2.92%	2.34% – 2.68%
Expected term	5.5 – 7 years	5 – 7 years	5.5 – 8.5 years
Expected volatility	34.3% – 37.0%	33.3% – 35.2%	33.0% – 35.0%
Expected dividend yield	–	–	–
Fair value of share options	$4.84 – $6.57	$2.52 – $3.52	$4.58 – $13.59

The Black-Scholes option pricing model was applied in determining the estimated fair value of the share options granted Eligible Persons. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and the expected term of the option for which employees are likely to exercise their share options. The risk-free rate for periods within the contractual life of the option is based on the USD swap curve at the time of grant. The Company has used the simplified method to determine the expected term due to insufficient historical exercise data to provide a reasonable basis to estimate expected term. Prior to the IPO, the estimated fair value of the ordinary shares was determined with assistance from an independent third party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The aggregate grant date fair value of the outstanding options was determined to be $299,076 as of December 31, 2019 and such amount shall be recognized as compensation expenses using the straight-line method for all employee share options granted. The weighted-average grant-date fair value of share options granted during the years of December 31, 2017, 2018 and 2019 were $5.26, $3.02 and $12.05, respectively. The total fair value of share options vested during the years ended December 31, 2017, 2018 and 2019 was $20,322, $22,390 and $44,688, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019 was $84,560, $20,660 and $64,097, respectively.

As of December 31, 2019, there were $227,567 total unrecognized share-based compensation cost related to unvested options which is expected to be recognized over a weighted-average period of 2.77 years. Total unrecognized compensation cost may be adjusted for future changes in actual forfeitures.

(b)	RSAs/RSUs granted to Eligible Persons

The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		_$_	Years	_$_

Unvested, January 1, 2017	313,330	12.97	9.80	4,184
Granted	950,000	15.15
Vested	(435,623)	14.96
Forfeited	(7,500)	13.05

Unvested, December 31, 2017 and January 1, 2018	820,207	14.43	9.60	10,933
Granted	4,983,162	12.30
Vested	(309,644)	13.93
Forfeited	(738,753)	13.75

Unvested, December 31, 2018 and January 1, 2019	4,754,972	12.34	9.17	53,826
Granted	6,249,313	20.50
Vested	(2,131,415)	13.67
Forfeited	(791,433)	15.22

Unvested, December 31, 2019	8,081,437	18.02	8.93	325,035

Share-based compensation cost for RSAs and RSUs is measured based on the fair value of the Company’s ordinary shares on the date of grant. The estimated fair value of the ordinary shares, at the grant dates prior to the IPO, was determined with assistance from an independent third party valuation firm using the discounted cash flows method and adjusted for discount due to lack of marketability at 14%. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The aggregate grant date fair value of the unvested RSAs and RSUs as of December 31, 2017, 2018 and 2019 was $11,836, $58,665 and $145,597, respectively. These amounts are recognized as compensation expense using the straight-line method for the RSAs and RSUs. The weighted-average grant-date fair value of RSAs and RSUs granted during the years ended December 31, 2017, 2018 and 2019 was $15.15, $12.30 and $20.50, respectively. The total fair value of RSAs and RSUs vested during the years ended December 31, 2017, 2018 and 2019 was $6,517, $4,314 and $29,133, respectively.

As of December 31, 2019, there was $145,597 of unrecognized share-based compensation cost related to RSAs and RSUs which is expected to be recognized over a weighted-average vesting period of 3.10 years. Total unrecognized compensation may be adjusted for future changes in actual forfeitures.

(c)          SARs granted to Eligible Persons

Fair value of the SARs is measured based on the fair value of the Company’s ordinary shares at the end of each reporting period.

Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31,
	2017	2018	2019
	_$_	_$_	_$_
Share options:

Cost of revenue	1,213	1,292	244
Sales and marketing expenses	689	795	156
General and administrative expenses	18,512	39,654	71,787
Research and development expenses	1,407	1,142	567
	21,821	42,883	72,754

Cash received for the exercise in the respective years	18,708	4,574	20,867

RSAs/ RSUs:

Cost of revenue	446	2,018	1,714
Sales and marketing expenses	–	1,899	3,017
General and administrative expenses	6,369	7,670	26,761
Research and development expenses	–	3,545	11,429
	6,815	15,132	42,921

SARs:

Cost of revenue	–	24	319
Sales and marketing expenses	–	52	749
General and administrative expenses	–	30	313
Research and development expenses	–	–	13
	–	106	1,394